Net Loss Per Share - Schedule of Net Loss Per Share Attributable to the Ordinary Equity Holders (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Schedule of Net Loss Per Share Attributable to the Ordinary Equity Holders [Abstract]
Net loss		R$ (33,203)	R$ (36,255)
Weighted average shares outstanding—basic	[1]	32,506,781	17,818,669
Weighted average shares outstanding—diluted	[1]	32,506,781	17,818,669
Net loss per ordinary share—basic		R$ (1.02)	R$ (2.03)
Net loss per ordinary share—diluted		R$ (1.02)	R$ (2.03)

[1]	Share data have been revised to give effect due to the recapitalization of Nvni Group Limited as explained in Note 17. Equity and divestitures.